Epiphany Funds

Epiphany FFV Fund

Epiphany FFV Strategic Income Fund

Epiphany FFV Latin America Fund

106 Decker Court

Suite 225

Irving, Texas 75062

March 6, 2015

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Epiphany Funds

File Nos.

333-138045

811-21962

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective May 1, 2013 do not differ from those filed in the Post-Effective Amendment No. 27, which was filed electronically February 27, 2015.

Sincerely,

*By: /s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact